Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019		Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [abstract]
Net realized gains					$ 399
Debt instruments measured at amortized cost	[1]	$ 34
Debt investment securities measured at fair value through other comprehensive income (FVOCI)		317	[1]	$ 146
Total net realized gains on investment securities		351	[1]	146	399
Impairment losses	[2]				19
Net gain on sale of investment securities	[3]	$ 351		$ 146	$ 380

[1]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated.
[2]	In 2017, impairment losses were comprised of $14 from equity securities and $5 from other debt securities.
[3]	The amounts for the years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.